INCOME TAXES (Details 2) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfDeferredIncomeTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets-gross	$ 37,141	$ 34,902
Set-off against deferred income tax liabilities	(37,141)	(34,902)
Deferred income tax assets-per balance sheet	0	0
Deferred income tax liabilities:
Deferred income tax liabilities-gross	(46,333)	(43,826)
Set-off of deferred income tax assets	37,141	34,902
Deferred income tax liabilities-per balance sheet	(9,192)	(8,924)	$ (12,963)
Plant and Equipment
DisclosureOfDeferredIncomeTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets-gross	387	387
Deferred income tax liabilities:
Deferred income tax liabilities-gross	(44,436)	(41,949)
Post-employment Benefits
DisclosureOfDeferredIncomeTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets-gross	355	590
Reclamation Obligations
DisclosureOfDeferredIncomeTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets-gross	11,709	9,561
Tax Loss Carry Forwards
DisclosureOfDeferredIncomeTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets-gross	16,943	15,827
Other
DisclosureOfDeferredIncomeTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets-gross	7,747	8,537
Deferred income tax liabilities:
Deferred income tax liabilities-gross	(1,140)	(1,135)
Inventory
Deferred income tax liabilities:
Deferred income tax liabilities-gross	$ (757)	$ (742)